Related Party Transactions - Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,666	$ 4,833	$ 5,543
Share-based payments	4,045	5,822	2,774
Total	$ 8,711	$ 10,656	$ 8,317